Expense Example - Reynders, McVeigh Core Equity Fund - Institutional Shares	May 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,348